RELATED PARTY NOTES AND LOANS PAYABLE (Details Narrative) - USD ($)			1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Jan. 31, 2021	May 31, 2019	Jun. 30, 2010	Dec. 31, 2008	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Debt instrument Maturity date			Jul. 31, 2023
Debt instrument periodic payment												$ 750,000
Debt instrument fee					If the annual installment is not paid within 10 days of the due date a late fee of 5% is charged.
Notes payable								$ 3,292,500		$ 3,292,500		$ 3,561,000	$ 2,098,000
Debt instrument interest percentage												10.00%
Loan payment								250,000
ARJ Trust [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount								650,000		650,000		$ 650,000	650,000
Debt instrument Maturity start date	Mar. 31, 2025	Mar. 31, 2024										Mar. 31, 2024
Debt instrument Maturity end date	Sep. 30, 2025	Mar. 31, 2025										Mar. 31, 2025
Notes payable								650,000		650,000		$ 650,000	650,000
ARJ Trust [Member] | Notes Payable One [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount							$ 500,000
Debt instrument interest percentage							8.50%
Debt instrument periodic interest payment							$ 3,541
ARJ Trust [Member] | Notes Payable Two [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount						$ 150,000
Debt instrument interest percentage						8.50%
Debt instrument periodic interest payment						$ 1,063				$ 27,624	$ 24,713	55,248	55,248
Debt instrument Maturity date										Mar. 31, 2024
McKettrick [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount					$ 1,750,000
Debt instrument interest percentage					0.00%
Debt instrument Maturity date					Dec. 01, 2027
Debt instrument periodic payment					$ 250,000							500,000
Debt instrument fee					f the annual installment is not paid within 10 days of the due date a late fee of 5% is charged
Notes payable								800,000		$ 800,000		800,000	1,300,000
Debt instrument extension fee												50,000
Carver [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount				$ 222,000
Debt instrument Maturity date				Oct. 01, 2027
Debt instrument periodic payment				$ 18,500					$ 18,500			37,000	37,000
Notes payable								92,500		92,500		111,000	148,000
Debt instrument interest percentage				0.00%
Notes payable								92,500		92,500		111,000
Chris Jones [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount												2,000,000
Notes payable								1,750,000		1,750,000		$ 2,000,000
Debt instrument interest percentage												0.00%
Loans payable								$ 1,750,000		$ 1,750,000		$ 2,000,000